The total of the future minimum payments of non-cancellable operating leases is shown below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures
Up to 1 Year	R$ 715,576	R$ 670,619	R$ 651,207
Between1 to 5 Years	1,420,853	1,607,995	1,492,289
More than 5 Years	181,417	171,420	147,125
Total	R$ 2,317,846	R$ 2,450,034	R$ 2,290,621